Document and Entity Information	Nov. 04, 2019
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Nov. 04, 2019
Document Effective Date	Nov. 04, 2019
Prospectus Date	Mar. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Emerging and Frontier Countries Equity Fund | Class A
Risk/Return:
Trading Symbol	EACOX
Eaton Vance Emerging and Frontier Countries Equity Fund | Class I
Risk/Return:
Trading Symbol	EICOX
Eaton Vance High Income Opportunities Fund | Class A
Risk/Return:
Trading Symbol	ETHIX
Eaton Vance High Income Opportunities Fund | Class C
Risk/Return:
Trading Symbol	ECHIX
Eaton Vance High Income Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EIHIX